EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.2 - Schedule 1

Client Name:
Client Project Name:	EFMT 2026-CES3
Start - End Dates:	12/1/2025 - 7/6/2026
Deal Loan Count:	1347

Conditions Report 2.0

Loans in Report:	1,3477
Loans with Conditions:	352

0 - Total Active Conditions

498 - Total Satisfied Conditions

125 - Credit Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Application
15 - Category: Credit/Mtg History
4 - Category: Debt
10 - Category: DTI
19 - Category: Income/Employment
13 - Category: Insurance
23 - Category: Legal Documents
1 - Category: LTV/CLTV
2 - Category: Potential Misrepresentation
10 - Category: Terms/Guidelines
17 - Category: Title
13 - Property Valuations Review Scope
6 - Category: Appraisal
1 - Category: FEMA
6 - Category: Property
360 - Compliance Review Scope
17 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
16 - Category: Compliance Manual
17 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
50 - Category: RESPA
45 - Category: Right of Rescission
4 - Category: Section 32
44 - Category: State Consumer Protection
5 - Category: XXX Home Equity
158 - Category: TILA/RESPA Integrated Disclosure
60 - Total Waived Conditions

5 - Credit Review Scope
1 - Category: Application
3 - Category: Credit/Mtg History
1 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property
53 - Compliance Review Scope
7 - Category: Right of Rescission
46 - Category: XXX Home Equity

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.